UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2006

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 94.82%

Aerospace 0.50%
Ladish Co., Inc.*	6,900	$200
Moog Inc. Class A*	1,050	37
Total		237

Air Transportation 0.18%
Frontier Airlines, Inc.*	10,900	84

Auto Parts: After Market 0.26%
Genuine Parts Co.	2,800	123

Auto Parts: Original Equipment 0.37%
Autoliv, Inc.(a)	3,100	175

Banks: New York City 1.25%
Bank of New York Co., Inc. (The)	16,400	591

Banks: Outside New York City 2.79%
Bank of America Corp.	4,200	191
Cullen/Frost Bankers, Inc.	13,700	737
Marshall & Ilsley Corp.	8,900	388
Total		1,316

Beverage: Soft Drinks 2.15%
PepsiCo, Inc.	17,500	1,011

Building: Materials 0.32%
Simpson Manufacturing Co., Inc.	3,500	152

Chemicals 2.18%
Eastman Chemical Co.	6,010	308
Praxair, Inc.	13,075	721
Total		1,029

Communications Technology 4.55%
ADC Telecommunications, Inc.*	6,100	156
Anixter Int’l., Inc.	7,700	368
Avaya, Inc.*	21,000	237
McAfee, Inc.*	20,200	492
Motorola, Inc.	14,700	337
Tellabs, Inc.*	34,800	553
Total		2,143

Computer Services, Software & Systems 3.62%
Cadence Design Systems, Inc.*	56,400	1,043
Jack Henry & Assoc., Inc.	1,100	25
Microsoft Corp.	23,400	637
Total		1,705

Computer Technology 0.68%
Sun Microsystems, Inc.*	62,800	322

Containers & Packaging: Metal & Glass 1.05%
Crown Holdings, Inc.*	27,800	493

Containers & Packaging: Paper & Plastic 0.92%
Pactiv Corp.*	5,350	131
Sonoco Products Co.	8,900	302
Total		433

Diversified Financial Services 0.80%
Citigroup, Inc.	8,000	378

Diversified Manufacturing 1.77%
American Standard Cos., Inc.	2,200	94
Ball Corp.	10,900	478
Hexcel Corp.*	12,000	264
Total		836

Diversified Production 1.11%
Dover Corp.	10,800	524

Drug & Grocery Store Chains 1.47%
Kroger Co. (The)*	33,900	690

Drugs & Pharmaceuticals 6.73%
GlaxoSmithKline plc ADR	8,100	424
Mylan Laboratories Inc.	30,100	704
Novartis AG ADR	15,300	848
Pfizer, Inc.	6,700	167
Schering-Plough Corp.	9,230	175
Wyeth	17,600	854
Total		3,172

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electrical Equipment & Components 2.65%
Cooper Industries, Ltd. Class A	8,100	$704
Emerson Electric Co.	6,500	544
Total		1,248

Electronics 2.18%
Avx Corp.	30,100	533
Vishay Intertechnology, Inc.*	34,800	496
Total		1,029

Engineering & Contracting Services 0.22%
Jacobs Engineering Group Inc.*	1,200	104

Financial Data Processing Services & Systems 1.93%
Automatic Data Processing, Inc.	19,900	909

Foods 1.03%
Campbell Soup Co.	15,000	486

Gold 3.82%
Barrick Gold Corp.(a)	15,900	433
Newmont Mining Corp.	26,300	1,365
Total		1,798

Household Furnishings 1.02%
Ethan Allen Interiors Inc.	11,400	479

Identification Control & Filter Devices 3.54%
Hubbell, Inc. Class B	8,300	425
IDEX Corp.	3,400	177
Parker Hannifin Corp.	11,000	887
Waters Corp.*	4,200	181
Total		1,670

Insurance: Multi-Line 2.56%
Aflac, Inc.	7,300	329
Cincinnati Financial Corp.	3,800	160
Genworth Financial, Inc. Class A	14,400	481
Markel Corp.*	700	236
Total		1,206

Insurance: Property-Casualty 0.41%
ACE Ltd.(a)	3,700	192

Machinery: Agricultural 0.32%
Deere & Co.	1,905	151

Machinery: Industrial/Specialty 0.13%
Woodward Governor Co.	1,800	60

Machinery: Oil Well Equipment & Services 1.49%
Halliburton Co.	4,400	321
Schlumberger Ltd.(a)	1,500	190
Superior Energy Services, Inc.*	7,100	190
Total		701

Medical & Dental Instruments & Supplies 0.35%
Boston Scientific Corp.*	7,200	166

Metal Fabricating 2.25%
Quanex Corp.	11,100	740
Shaw Group, Inc. (The)*	1,300	39
Timken Co. (The)	8,700	281
Total		1,060

Milling: Fruit & Grain Processing 1.03%
Archer Daniels Midland Co.	14,400	485

Miscellaneous: Consumer Staples 1.08%
Diageo plc ADR	8,000	507

Miscellaneous: Equipment 0.61%
W.W. Grainger, Inc.	3,800	286

Miscellaneous: Materials & Processing 1.61%
Carlisle Cos., Inc.	9,000	736
Rogers Corp.*	390	21
Total		757

Multi-Sector Companies 4.80%
Eaton Corp.	7,870	574
General Electric Co.	45,000	1,565

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Honeywell Int’l., Inc.	2,900	$124
Total		2,263

Oil: Integrated International 4.61%
BP plc ADR	1,100	76
Exxon Mobil Corp.	34,400	2,093
Total		2,169

Paper 0.31%
MeadWestvaco Corp.	5,300	145

Publishing: Miscellaneous 1.10%
R.R. Donnelley & Sons Co.	15,800	517

Railroads 0.54%
Union Pacific Corp.	2,740	256

Real Estate Investment Trusts 1.09%
Host Marriott Corp.	24,020	514

Rental & Leasing Services: Commercial 0.56%
GATX Financial Corp.	6,400	264

Restaurants 1.24%
Brinker Int’l., Inc.	13,800	583

Retail 3.67%
Federated Department Stores, Inc.	11,987	875
Foot Locker, Inc.	12,800	306
Pacific Sunwear of California, Inc.*	9,100	201
Wal-Mart Stores, Inc.	7,300	345
Total		1,727

Savings & Loan 0.48%
Webster Financial Corp.	4,665	226

Services: Commercial 1.50%
Sabre Holdings Corp. Class A	17,200	405
Waste Management, Inc.	8,500	300
Total		705

Shoes 0.16%
Timberland Co. (The)*	2,200	75

Soaps & Household Chemicals 0.55%
Procter & Gamble Co. (The)	4,509	260

Steel 1.23%
Steel Dynamics, Inc.	10,200	579

Textiles Apparel Manufacturers 0.91%
VF Corp.	7,500	427

Transportation: Miscellaneous 1.52%
Trinity Industries, Inc.	13,200	718

Truckers 1.77%
Heartland Express, Inc.	17,400	379
Werner Enterprises, Inc.	24,700	454
Total		833

Utilities: Cable TV & Radio 0.32%
Comcast Corp. Special Class A*	5,850	153

Utilities: Electrical 3.03%
Ameren Corp.	7,618	379
Avista Corp.	1,000	21
CMS Energy Corp.*	27,640	358
NiSource, Inc.	16,700	338
PNM Resources, Inc.	7,700	188
Southern Co.	4,400	144
Total		1,428

Utilities: Gas Distributors 0.78%
AGL Resources Inc.	2,300	83
Nicor Inc.	3,300	130
UGI Corp.	7,200	152
Total		365

Utilities: Gas Pipelines 0.42%
El Paso Corp.	16,400	198

Utilities: Telecommunications 3.30%
AT&T Inc.	14,500	392
BellSouth Corp.	6,600	229
Qwest Communications Int’l., Inc.*	26,500	180

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Sprint Nextel Corp.	8,700	$225
Verizon Communications, Inc.	15,500	528
Total		1,554

Total Common Stocks
(cost $40,484,307)		44,667

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 4.77%

Repurchase Agreement 4.77%
Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $2,310,000 of Federal Home Loan Mortgage Corp. at 2.75% due 12/28/2006; value: $2,295,563; proceeds: $2,249,660 (cost $2,248,891)	$2,249	2,249

Total Investments in Securities 99.59% (cost $42,733,198)		46,916
Cash and Other Assets in Excess of Liabilities 0.41%		194
Net Assets 100.00%		$47,110

*                 Non-income producing security.

(a)          Foreign security traded in U.S. dollars.

ADR American Depositary Receipt.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.61%

COMMON STOCKS 68.55%

Chemicals 7.63%
Chemtura Corp.	78	$923,552
Dow Chemical Co. (The)	27	1,100,260
Eastman Chemical Co.	33	1,688,940
Monsanto Co.	16	1,313,625
Mosaic Co. (The)*	32	464,940
Total		5,491,317

Commercial Services & Supplies 3.15%
R.R. Donnelley & Sons Co.	47	1,524,752
Waste Management, Inc.	21	737,770
Total		2,262,522

Communications Equipment 0.67%
Avaya Inc.*	43	483,696

Containers & Packaging 1.07%
Ball Corp.	18	767,025

Diversified Consumer Services 2.14%
ServiceMaster Co. (The)	117	1,536,352

Diversified Telecommunication Services 7.02%
AT&T Inc.	66	1,792,752
BellSouth Corp.	23	786,555
PanAmSat Holding Corp.	70	1,744,846
Verizon Communications Inc.	21	725,478
Total		5,049,631

Electric Utilities 6.13%
Ameren Corp.	28	1,404,924
Northeast Utilities	76	1,488,186
Puget Energy, Inc.	72	1,518,606
Total		4,411,716

Electrical Equipment 1.21%
Hubbell Inc. Class B	17	871,420

See Notes to Schedule of Investments.

1

	Shares
Investments	(000)	Value
Energy Equipment & Services 3.59%
GlobalSantaFe Corp.(a)	18	$1,105,650
Halliburton Co.	20	1,475,004
Total		2,580,654

Food Products 4.06%
H.J. Heinz Co.	42	1,611,600
Kellogg Co.	30	1,312,392
Total		2,923,992

Gas Utilities 2.07%
NiSource, Inc.	74	1,488,192

Hotels, Restaurants & Leisure 1.11%
McDonald’s Corp.	23	800,588

Household Durables 5.64%
Newell Rubbermaid, Inc.	58	1,463,539
Snap-on Inc.	30	1,132,164
Tupperware Brands Corp.	71	1,463,949
Total		4,059,652

Insurance 5.10%
ACE Ltd.(a)	20	1,050,602
PartnerRe Ltd.(a)	12	776,125
Safeco Corp.	14	702,940
XL Capital Ltd. Class A(a)	18	1,141,158
Total		3,670,825

Machinery 2.18%
Cummins, Inc.	7	725,190
Timken Co. (The)	26	842,247
Total		1,567,437

Media 2.10%
Clear Channel Communications, Inc.	52	1,511,421

Multi-Line Retail 1.00%
Federated Department Stores, Inc.	10	721,532

See Notes to Schedule of Investments.

2

			Shares
Investments			(000)	Value
Oil & Gas 2.64%
Chevron Corp.			24	$1,402,874
EOG Resources, Inc.			7	496,800
Total				1,899,674

Paper & Forest Products 3.64%
Bowater, Inc.			37	1,106,292
MeadWestvaco Corp.			56	1,515,705
Total				2,621,997

Pharmaceuticals 2.92%
Bristol-Myers Squibb Co.			64	1,587,345
Mylan Laboratories, Inc.			22	512,460
Total				2,099,805

Specialty Retail 1.92%
Foot Locker, Inc.			14	346,260
OfficeMax, Inc.			34	1,037,848
Total				1,384,108

Trading Companies & Distributors 1.56%
Genuine Parts Co.			26	1,122,048
Total Common Stocks (cost $45,412,613)				49,325,604

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 4.50%

Aerospace & Defense 0.46%
EDO Corp.	4.00%	11/15/2025	$300	330,750

Computers & Peripherals 0.11%
EMC Corp.	4.50%	4/1/2007	75	77,625

Diversified Financials 0.19%
Franklin Resources, Inc.	Zero Coupon	5/11/2031	150	133,125

Diversified Telecommunication Services 0.51%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	275	366,781

Healthcare 0.22%
CV Therapeutics, Inc.	3.25%	8/16/2013	150	159,938

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
Healthcare Equipment & Supplies 0.15%
Fisher Scientific Int’l., Inc.	3.25%	3/1/2024	$100		$107,875

Hotels, Restaurants & Leisure 0.55%
Hilton Hotels Corp.	3.375%	4/15/2023	200		243,750
International Game Technology	Zero Coupon	1/29/2033	200		150,750
Total					394,500

Machinery 0.26%
AGCO Corp.	1.75%	12/31/2033	175		188,125

Media 0.11%
Liberty Media Corp.	3.25%	3/15/2031	100		75,250

Oil & Gas 0.48%
Hanover Compressor Co.	4.75%	1/15/2014	250		344,375

Pharmaceuticals 0.30%
MGI PHARMA, Inc.	1.682%	3/2/2024	350		218,750
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	—	(b)	—	(c)
Total					218,750

Road & Rail 0.45%
CSX Corp.	Zero Coupon	10/30/2021	300		324,750

Semiconductors & Semiconductor Equipment 0.20%
LSI Logic Corp.	4.00%	5/15/2010	130		145,600

Software 0.51%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	300		367,500
Total Convertible Notes & Bonds (cost $3,004,580)					3,234,944

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 1.79%

Electric Utilities 0.30%
CMS Energy Corp.	4.50%		3		218,250

Energy Equipment & Services 0.68%
El Paso Corp.	4.99%		—	(b)	487,744

See Notes to Schedule of Investments.

4

	Interest		Shares
Investments	Rate		(000)	Value
Insurance 0.60%
Chubb Corp. (The)	7.00%		3	$115,600
Fortis Insurance N.V.+(a)	7.75%		10	132,300
XL Capital Ltd. Class A(a)	6.50%		8	181,876
Total				429,776

Media 0.21%
Interpublic Group of Cos. (The) Series A	5.375%		4	149,000
Total Convertible Preferred Stocks (cost $1,247,304)				1,284,770

			Principal
		Maturity	Amount
		Date	(000)
GOVERNMENT SPONSORED ENTERPRISES
BOND 2.81%
Federal Home Loan Mortgage Corp. (cost $2,042,747)	5.75%	4/15/2008	$2,000	2,025,440

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.94%
Federal National Mortgage Assoc.	5.50%	11/1/2034	379	371,035
Federal National Mortgage Assoc.	6.00%	2/1/2034	1,120	1,121,448
Federal National Mortgage Assoc.	6.00%	8/1/2034	223	222,833
Federal National Mortgage Assoc.	6.00%	2/1/2035	429	429,640
Federal National Mortgage Assoc.	6.00%	12/1/2035	245	245,127
Federal National Mortgage Assoc.	6.50%	7/1/2035	432	441,191
Total Government Sponsored Enterprises Pass-Throughs (cost $2,893,446)				2,831,274

HIGH YIELD CORPORATE NOTES & BONDS 12.92%

Aerospace & Defense 0.11%
DRS Technologies, Inc.	7.625%	2/1/2018	75	77,625

Auto Components 0.21%
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	100	78,500
Stanadyne Corp.	10.00%	8/15/2014	75	72,188
Total				150,688

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Automobiles 0.18%
Hertz Corp. (The)+	8.875%	1/1/2014	$125	$130,313

Chemicals 0.68%
Crompton Corp.	9.875%	8/1/2012	100	113,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	200	181,000
Ineos Group Holdings plc+(a)	8.50%	2/15/2016	150	143,250
Nalco Co.	8.875%	11/15/2013	50	52,250
Total				489,500

Commercial Services & Supplies 0.13%
Iron Mountain Inc.	6.625%	1/1/2016	100	94,500

Consumer Cyclicals 0.17%
ACCO Brands Corp.	7.625%	8/15/2015	125	119,375

Consumer Finance 1.09%
Ford Motor Credit Co.	7.375%	10/28/2009	250	235,212
General Motors Acceptance Corp.	7.25%	3/2/2011	575	547,688
Total				782,900

Containers & Packaging 0.71%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	150	140,250
Rayovac Corp.	8.50%	10/1/2013	200	186,000
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	200	187,000
Total				513,250

Diversified Telecommunication Services 2.11%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	597,000
Lucent Technologies Inc.	6.50%	1/15/2028	100	89,750
Qwest Capital Funding, Inc.	7.90%	8/15/2010	600	627,000
Syniverse Technologies Inc.	7.75%	8/15/2013	200	201,250
Total				1,515,000

Energy Equipment & Services 0.34%
Dynegy Holdings Inc.	6.875%	4/1/2011	125	121,250
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	125	120,625
Total				241,875

See Notes to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food & Staples Retailing 0.49%
Rite Aid Corp.	8.125%	5/1/2010	$100	$102,625
Stater Bros. Holdings Inc.	8.125%	6/15/2012	250	250,938
Total				353,563

Food Products 0.38%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	90	79,200
Landry’s Restaurants, Inc.	7.50%	12/15/2014	200	194,000
Total				273,200

Gas Utilities 0.35%
El Paso Corp.	7.00%	5/15/2011	250	252,187

Healthcare Providers & Services 0.72%
AmeriPath, Inc.	10.50%	4/1/2013	75	79,500
DaVita, Inc.	7.25%	3/15/2015	100	101,000
National Nephrology Assoc. Inc.+	9.00%	11/1/2011	20	22,009
Tenet Healthcare Corp.+	9.50%	2/1/2015	225	226,125
Tenet Healthcare Corp.	9.875%	7/1/2014	85	86,487
Total				515,121

Hotels, Restaurants & Leisure 0.27%
River Rock Entertainment Authority	9.75%	11/1/2011	20	21,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	175	170,844
Total				192,544

Industrial Conglomerates 0.79%
Allied Waste North America, Inc.	6.125%	2/15/2014	350	334,250
Park-Ohio Industries, Inc.	8.375%	11/15/2014	250	236,875
Total				571,125

Media 0.79%
AMC Entertainment Inc.+	11.00%	2/1/2016	75	77,812
Gaylord Entertainment Co.	8.00%	11/15/2013	100	104,750
Mediacom Broadband LLC	8.50%	10/15/2015	275	265,375
Mediacom Communications Corp.	9.50%	1/15/2013	125	124,375
Total				572,312

Metals & Mining 0.38%
Allegheny Ludlum Corp.	6.95%	12/15/2025	80	82,800

See Notes to Schedule of Investments.

7

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Novelis Inc.+(a)	7.75%	2/15/2015	$200	$193,000
Total				275,800

Oil & Gas 0.74%
Colorado Interstate Gas Co.+	6.80%	11/15/2015	150	153,358
Foundation PA Coal Co.	7.25%	8/1/2014	60	61,200
Kerr-McGee Corp.	6.95%	7/1/2024	90	92,006
Williams Cos., Inc. (The)	7.875%	9/1/2021	210	226,800
Total				533,364

Paper & Forest Products 0.64%
Abitibi-Consolidated Inc.(a)	8.55%	8/1/2010	200	202,000
Bowater Inc.	6.50%	6/15/2013	200	187,500
Buckeye Technologies Inc.	8.00%	10/15/2010	75	72,750
Total				462,250

Pharmaceuticals 0.47%
Mylan Laboratories Inc.	6.375%	8/15/2015	150	151,500
Warner Chilcott Corp.+	9.25%	2/1/2015	185	184,537
Total				336,037

Software 0.26%
SunGard Data Systems Inc.+	9.125%	8/15/2013	175	185,937

Textiles & Apparel 0.32%
Elizabeth Arden, Inc.	7.75%	1/15/2014	150	154,500
INVISTA+	9.25%	5/1/2012	70	75,250
Total				229,750

Utilities 0.59%
Dynegy Holdings Inc.+(d)	8.375%	5/1/2016	125	125,000
Reliant Energy, Inc.	9.50%	7/15/2013	300	301,875
Total				426,875
Total High Yield Corporate Notes & Bonds (cost $9,257,512)				9,295,091

U.S. TREASURY OBLIGATION 2.10%
U.S. Treasury Note (cost $1,570,708)	5.00%	2/15/2011	1,500	1,512,657
Total Long-Term Investments (cost $65,428,910)				69,509,780

See Notes to Schedule of Investments.

8

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 2.99%

Repurchase Agreement 2.99%

Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $2,170,000 of Federal Home Loan Mortgage Corp. at 5.30% due 11/17/2010; value: $2,200,467; proceeds: $2,155,110 (cost $2,154,374)	$2,154	$2,154,374

Total Investments in Securities 99.60% (cost $67,583,284)		71,664,154

Other Assets in Excess of Liabilities 0.40%		289,021

Net Assets 100.00%		$71,953,175

*    Non-income producing security.

+    Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.

(a)  Foreign security traded in U.S. dollars.

(b) Amount represents less than 1,000 shares.

(c)  Value is less than $1,000.

(d) Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2006

			Shares
Investments			(000)	Value
LONG-TERM INVESTMENTS 93.95%

COMMON STOCK 0.20%

Telecommunications Equipment 0.20%
Avaya Inc.* (cost $638,226)			41	$465,413

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 16.36%

Aerospace/Defense 1.10%
EDO Corp.	4.00%	11/15/2025	$850	937,125
L-3 Communications Corp.	3.00%	8/1/2035	750	774,375
Lockheed Martin Corp.	4.499%#	8/15/2033	700	813,470
Total				2,524,970

Brokerage 0.47%
Franklin Resources, Inc.	Zero Coupon	5/11/2031	750	665,625
Morgan Stanley+	1.00%	3/30/2012	405	416,138
Total				1,081,763

Building & Construction 0.34%
Fluor Corp.	1.50%	2/15/2024	500	785,625

Computer Hardware 0.47%
Intel Corp.+	2.95%	12/15/2035	1,250	1,078,125

Electronics 0.46%
Cypress Semiconductor Corp.	1.25%	6/15/2008	275	344,437
Flir Systems, Inc.	3.00%	6/1/2023	500	716,875
Total				1,061,312

Energy: Exploration & Production 0.24%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	546,562

Gaming 0.40%
International Game Technology	Zero Coupon	1/29/2033	1,200	904,500

Health Services 1.97%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	500	544,375
Cytyc Corp.	2.25%	3/15/2024	400	441,500
Fisher Scientific Int’l., Inc.	3.25%	3/1/2024	700	755,125

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Invitrogen Corp.	3.25%	6/15/2025	$1,000	$972,500
Manor Care, Inc.	2.125%#	8/1/2035	750	816,563
St. Jude Medical, Inc.	2.80%	12/15/2035	1,000	991,250
Total				4,521,313

Hotels 1.13%
Hilton Hotels Corp.	3.375%	4/15/2023	1,000	1,218,750
Starwood Hotels & Resorts Worldwide, Inc.	3.50%	5/16/2023	1,000	1,362,500
Total				2,581,250

Integrated Energy 0.20%
Devon Energy Corp.	4.90%	8/15/2008	400	466,000

Investments & Miscellaneous Financial Services 0.45%
American Express Co.	1.85%	12/1/2033	1,000	1,041,250

Machinery 0.82%
AGCO Corp.	1.75%	12/31/2033	1,000	1,075,000
Roper Industries, Inc.	1.481%	1/15/2034	1,250	798,438
Total				1,873,438

Media: Broadcast 0.40%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	200	176,750
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	737,931
Total				914,681

Media: Diversified 0.57%
Liberty Media Corp.	3.25%	3/15/2031	1,200	903,000
Walt Disney Co. (The)	2.125%	4/15/2023	375	404,531
Total				1,307,531

Metals/Mining Excluding Steel 0.27%
Placer Dome, Inc.(a)	2.75%	10/15/2023	500	620,625

Oil Field Equipment & Services 1.11%
Hanover Compressor Co.	4.75%	1/15/2014	1,200	1,653,000
Schlumberger Ltd.(a)	1.50%	6/1/2023	500	882,500
Total				2,535,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pharmaceuticals 2.32%
ALZA Corp.	Zero Coupon	7/28/2020	$1,000	$818,750
Amgen Inc.+	0.125%	2/1/2011	750	759,375
CV Therapeutics, Inc.	3.25%	8/16/2013	500	533,125
deCODE genetics, Inc.(a)	3.50%	4/15/2011	500	433,125
Genzyme Corp.	1.25%	12/1/2023	475	518,344
MGI PHARMA, Inc.	1.682%	3/2/2024	2,000	1,250,000
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	150	288,000
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	775	716,875
Total				5,317,594

Railroads 0.71%
CSX Corp.	Zero Coupon	10/30/2021	1,500	1,623,750

Software/Services 0.80%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	750	918,750
EMC Corp.	4.50%	4/1/2007	875	905,625
Total				1,824,375

Support: Services 0.45%
Charles River Assoc., Inc.	2.875%	6/15/2034	735	1,039,106

Telecommunications 0.44%
Liberty Media Corp. Class A	3.50%	1/15/2031	1,000	1,015,000

Telecommunications: Integrated/Services 0.29%
Qwest Communications Int’l. Inc.	3.50%	11/15/2025	500	666,875

Telecommunications: Wireless 0.15%
Nextel Communications, Inc.	5.25%	1/15/2010	350	351,750

Telecommunications Equipment 0.80%
Comverse Technology, Inc.	Zero Coupon	5/15/2023	600	826,500
LSI Logic Corp.	4.00%	5/15/2010	900	1,008,000
Total				1,834,500
Total Convertible Notes & Bonds (cost $35,577,684)				37,517,395

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)		Value
CONVERTIBLE PREFERRED STOCKS 4.22%

Agency 0.08%
Federal National Mortgage Assoc.	5.375%	—	(b)	$192,136

Automotive 0.15%
Ford Motor Co. Capital Trust II	6.50%	11		330,550

Banking 0.46%
Marshall & Ilsley Corp.	6.50%	40		1,060,400

Beverage 0.33%
Constellation Brands, Inc.	5.75%	20		750,600

Electric: Generation 0.97%
NRG Energy, Inc.	5.75%	3		764,000
PNM Resources, Inc.	6.75%	30		1,456,500
Total				2,220,500

Electric: Integrated 0.35%
CMS Energy Corp.	4.50%	11		800,250

Energy: Exploration & Production 0.25%
Chesapeake Energy Corp.	4.50%	6		575,460

Gas Distribution 0.36%
El Paso Corp.	4.99%	1		812,906

Integrated Energy 0.34%
Williams Cos., Inc. (The)	5.50%	8		789,750

Life Insurance 0.42%
MetLife Inc.	6.375%	36		965,880

Pharmaceuticals 0.22%
Schering-Plough Corp.	6.00%	10		507,800

Property & Causality Insurance 0.29%
Chubb Corp. (The)	7.00%	15		510,000
XL Capital Ltd. Class A(a)	6.50%	7		155,260
Total				665,260
Total Convertible Preferred Stocks (cost $9,484,100)				9,671,492

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES NOTES 2.01%
Federal Home Loan Mortgage Corp.	5.50%	7/15/2006	$1,575	$1,577,093
Federal Home Loan Mortgage Corp.	5.75%	4/15/2008	3,000	3,038,160
Total Government Sponsored Enterprises Notes (cost $4,643,452)				4,615,253

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.70%
Federal National Mortgage Assoc.	5.50%	2/1/2033	1,503	1,470,791
Federal National Mortgage Assoc.	6.00%	2/1/2032	2,954	2,958,748
Federal National Mortgage Assoc.	6.00%	5/1/2032	153	152,716
Federal National Mortgage Assoc.	6.00%	5/1/2033	1,030	1,031,592
Federal National Mortgage Assoc.	6.00%	11/1/2033	1,117	1,118,348
Federal National Mortgage Assoc.	6.00%	2/1/2035	1,288	1,288,919
Federal National Mortgage Assoc.	6.00%	4/1/2035	1,834	1,834,930
Federal National Mortgage Assoc.	6.00%	3/1/2036	3,000	3,002,001
Federal National Mortgage Assoc.	6.50%	5/1/2035	2,443	2,493,429
Total Government Sponsored Enterprises Pass-Throughs (cost $15,608,617)				15,351,474

HIGH YIELD CORPORATE NOTES & BONDS 60.41%
Aerospace/Defense 1.07%
Armor Holdings, Inc.	8.25%	8/15/2013	315	339,413
DRS Technologies, Inc.	6.875%	11/1/2013	450	452,250
DRS Technologies, Inc.	7.625%	2/1/2018	150	155,250
Esterline Technologies Corp.	7.75%	6/15/2013	510	526,575
L-3 Communications Corp.	6.125%	1/15/2014	750	733,125
L-3 Communications Corp.	6.375%	10/15/2015	250	247,500
Total				2,454,113

Apparel/Textiles 0.68%
INVISTA+	9.25%	5/1/2012	725	779,375
Quiksilver, Inc.	6.875%	4/15/2015	800	782,000
Total				1,561,375

Auto Loans 2.30%
Ford Motor Credit Co.	7.25%	10/25/2011	350	319,283
Ford Motor Credit Co.	7.375%	10/28/2009	1,250	1,176,061
General Motors Acceptance Corp.	6.75%	12/1/2014	225	202,866

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
General Motors Acceptance Corp.	7.25%	3/2/2011	$3,750	$3,571,875
Total				5,270,085

Auto Parts & Equipment 0.83%
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	600	471,000
Cummins, Inc.	9.50%	12/1/2010	500	536,250
Stanadyne Corp.	10.00%	8/15/2014	275	264,688
Tenneco Inc.	8.625%	11/15/2014	625	628,125
Total				1,900,063

Automotive 0.19%
General Motors Corp.	7.20%	1/15/2011	550	431,750

Building & Construction 0.65%
Beazer Homes USA, Inc.	6.50%	11/15/2013	700	663,250
Standard Pacific Corp.	7.00%	8/15/2015	900	837,000
Total				1,500,250

Building Materials 0.16%
Builders FirstSource, Inc.	8.999%#	2/15/2012	350	360,500

Chemicals 2.87%
Airgas, Inc.	6.25%	7/15/2014	525	519,750
Equistar Chemicals, L.P.	7.55%	2/15/2026	1,500	1,357,500
Hercules, Inc.	6.75%	10/15/2029	850	837,250
IMC Global, Inc.	7.30%	1/15/2028	75	69,656
IMC Global, Inc.	11.25%	6/1/2011	300	320,625
Ineos Group Holdings plc+(a)	8.50%	2/15/2016	850	811,750
Nalco Co.	8.875%	11/15/2013	700	731,500
NOVA Chemicals Corp.(a)	6.50%	1/15/2012	500	467,500
Rhodia S.A.(a)	8.875%	6/1/2011	353	365,355
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	858,500
Terra Capital Inc.	11.50%	6/1/2010	218	241,980
Total				6,581,366

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Consumer: Products 1.48%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,600	$1,648,000
Playtex Products, Inc.	9.375%	6/1/2011	550	577,500
Rayovac Corp.	8.50%	10/1/2013	1,250	1,162,500
Total				3,388,000

Diversified Capital Goods 0.37%
J.B. Poindexter & Co., Inc.	8.75%	3/15/2014	150	120,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	350	331,625
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	394,875
Total				846,500

Electric: Generation 1.61%
Dynegy Holdings Inc.	6.875%	4/1/2011	1,065	1,033,050
Dynegy Holdings Inc.+(c)	8.375%	5/1/2016	500	500,000
Dynegy Holdings Inc.+	9.875%	7/15/2010	700	770,756
Reliant Resources, Inc.	6.75%	12/15/2014	775	687,813
Reliant Resources, Inc.	9.50%	7/15/2013	700	704,375
Total				3,695,994

Electric: Integrated 2.31%
Duke Energy Corp.	5.375%	1/1/2009	900	895,966
Midwest Generation, LLC	8.75%	5/1/2034	675	734,063
Mirant North America LLC+	7.375%	12/31/2013	750	768,750
Nevada Power Co.	5.875%	1/15/2015	1,000	986,317
PG&E Corp.	4.80%	3/1/2014	300	284,144
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	671	726,357
Virginia Electric & Power Co.	4.50%	12/15/2010	950	906,142
Total				5,301,739

Electronics 0.08%
Communications & Power Industries, Inc.	8.00%	2/1/2012	175	179,375

Energy: Exploration & Production 2.62%
Chesapeake Energy Corp.	6.25%	1/15/2018	1,250	1,228,125
Clayton Williams Energy, Inc.	7.75%	8/1/2013	150	141,750
Houston Exploration Co.	7.00%	6/15/2013	1,000	975,000
KCS Energy Services, Inc.	7.125%	4/1/2012	610	608,475
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,226,746

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pogo Producing Co.	6.625%	3/15/2015	$1,300	$1,287,000
Quicksilver Resources Inc.	7.125%	4/1/2016	175	173,687
Range Resources Corp.	7.375%	7/15/2013	360	374,400
Total				6,015,183

Environmental 0.96%
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,146,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,000	1,048,750
Total				2,194,750

Food & Drug Retailers 1.30%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,260,000
Rite Aid Corp.	6.875%	8/15/2013	750	660,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	1,050	1,053,938
Total				2,973,938

Food: Wholesale 0.46%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	530	466,400
Dole Food Co., Inc.	8.75%	7/15/2013	600	592,500
Total				1,058,900

Forestry/Paper 3.00%
Abitibi-Consolidated, Inc.(a)	8.55%	8/1/2010	1,000	1,010,000
Ainsworth Lumber Co. Ltd.(a)	7.25%	10/1/2012	955	869,050
Boise Cascade, LLC	7.125%	10/15/2014	500	483,750
Bowater, Inc.	6.50%	6/15/2013	500	468,750
Bowater, Inc.	9.50%	10/15/2012	1,000	1,065,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	650	630,500
Domtar Inc.(a)	7.875%	10/15/2011	450	428,625
JSG Funding plc(a)	9.625%	10/1/2012	225	239,063
Norske Skog Canada Ltd.(a)	7.375%	3/1/2014	850	807,500
Smurfit Kappa Group	7.50%	6/1/2013	70	66,150
Smurfit Kappa Group	8.25%	10/1/2012	250	246,562
Smurfit-Stone Container Corp.(a)	7.375%	7/15/2014	350	327,250
Tembec Industries, Inc.(a)	7.75%	3/15/2012	400	228,000
Total				6,870,200

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gaming 4.54%
Boyd Gaming Corp.	7.125%	2/1/2016	$675	$687,656
Boyd Gaming Corp.	8.75%	4/15/2012	275	294,937
Hard Rock Hotel, Inc.	8.875%	6/1/2013	625	682,812
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,700	1,687,250
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	450	479,813
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,158,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,750	1,756,563
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	700	672,000
River Rock Entertainment Authority	9.75%	11/1/2011	775	840,875
Scientific Games Corp.	6.25%	12/15/2012	325	319,719
Seneca Gaming Corp.	7.25%	5/1/2012	750	761,250
Turning Stone Casino Resort+	9.125%	12/15/2010	465	485,925
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	600	585,750
Total				10,412,550

Gas Distribution 3.05%
El Paso Corp.	7.00%	5/15/2011	2,750	2,774,063
El Paso Corp.	7.75%	1/15/2032	500	506,250
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,064,250
Inergy, L.P.+	8.25%	3/1/2016	100	103,000
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	875	831,250
Northwest Pipeline Corp.	8.125%	3/1/2010	150	159,000
Sonat, Inc.	7.625%	7/15/2011	275	284,625
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,175	1,269,000
Total				6,991,438

Health Services 3.95%
AmeriPath, Inc.	10.50%	4/1/2013	1,000	1,060,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	500	482,500
CDRV Investors, Inc.**	0.00%/9.625%	1/1/2010 & 2015	325	222,625
DaVita, Inc.	7.25%	3/15/2015	1,500	1,515,000
Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	850	864,875
HCA Inc.	6.375%	1/15/2015	1,000	978,275
Omnicare, Inc.	6.875%	12/15/2015	225	225,562
Psychiatric Solutions, Inc.	7.75%	7/15/2015	900	920,250
Select Medical Corp.	7.625%	2/1/2015	125	113,438
Tenet Healthcare Corp.	7.375%	2/1/2013	800	734,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Tenet Healthcare Corp.+	9.50%	2/1/2015	$525	$527,625
Tenet Healthcare Corp.	9.875%	7/1/2014	400	407,000
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	482,207
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	500	513,750
Total				9,047,107

Hotels 0.63%
Gaylord Entertainment Co.	6.75%	11/15/2014	350	343,000
Host Marriott L.P.	6.375%	3/15/2015	750	741,562
Host Marriott L.P.	9.25%	10/1/2007	350	368,375
Total				1,452,937

Household & Leisure Products 0.29%
ACCO Brands Corp.	7.625%	8/15/2015	700	668,500

Leisure 0.46%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,010	1,057,975

Machinery 0.51%
Gardner Denver, Inc.	8.00%	5/1/2013	675	712,125
Manitowoc Co., Inc. (The)	7.125%	11/1/2013	450	461,250
Total				1,173,375

Media: Broadcast 0.74%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	1,010,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	400	410,000
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	250	264,063
Total				1,684,063

Media: Cable 2.60%
CCH I, LLC	11.00%	10/1/2015	1,500	1,254,375
CCH II, LLC	10.25%	9/15/2010	500	493,750
DIRECTV Holdings LLC	6.375%	6/15/2015	1,000	992,500
DIRECTV Holdings LLC	8.375%	3/15/2013	277	297,083
Echostar DBS Corp.	6.375%	10/1/2011	1,000	982,500
Echostar DBS Corp.+	7.125%	2/1/2016	575	568,531
Mediacom Broadband LLC	8.50%	10/15/2015	625	603,125

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Mediacom Communications Corp.	9.50%	1/15/2013	$775	$771,125
Total				5,962,989

Media: Services 0.63%
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	285	243,675
Warner Music Group Corp.	7.375%	4/15/2014	1,200	1,194,000
Total				1,437,675

Metals/Mining Excluding Steel 1.11%
Foundation PA Coal Co.	7.25%	8/1/2014	750	765,000
Novelis Inc.+(a)	7.75%	2/15/2015	850	820,250
Peabody Energy Corp.	5.875%	4/15/2016	1,000	957,500
Total				2,542,750

Non-Electric Utilities 0.66%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,500	1,515,879

Non-Food & Drug Retailers 0.95%
Bon-Ton Stores, Inc. (The)+	10.25%	3/15/2014	450	435,150
Couche-Tard U.S. L.P.	7.50%	12/15/2013	415	427,450
GNC Corp.	8.50%	12/1/2010	450	428,625
GSC Holdings Corp.+	8.00%	10/1/2012	175	174,562
Neiman Marcus Group, Inc. (The) PIK+	9.00%	10/15/2015	675	717,188
Total				2,182,975

Oil Field Equipment & Services 1.22%
Dresser-Rand Group Inc.+	7.625%	11/1/2014	654	670,350
Grant Prideco, Inc.	6.125%	8/15/2015	550	539,000
Hanover Compressor Co.	7.50%	4/15/2013	125	125,625
Hanover Compressor Co.	8.625%	12/15/2010	375	395,156
Hanover Compressor Co.	9.00%	6/1/2014	175	189,000
J. Ray McDermott, S.A.+	11.50%	12/15/2013	290	340,025
Pride Int’l., Inc.	7.375%	7/15/2014	500	527,500
Total				2,786,656

Packaging 1.91%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,608,200
Graham Packaging Co., Inc.	8.50%	10/15/2012	1,000	1,015,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	$525	$549,937
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	560	585,900
Owens Illinois, Inc.	7.50%	5/15/2010	600	610,500
Total				4,369,537

Pharmaceuticals 1.16%
Angiotech Pharmaceuticals, Inc.+(a)	7.75%	4/1/2014	450	456,750
Mylan Laboratories Inc.	6.375%	8/15/2015	800	808,000
Warner Chilcott plc+	9.25%	2/1/2015	1,400	1,396,500
Total				2,661,250

Printing & Publishing 1.02%
Clarke American Corp.+	11.75%	12/15/2013	450	460,125
Dex Media, Inc.**	0.00%/9.00%	11/15/2008 & 2013	500	425,000
Dex Media West LLC	9.875%	8/15/2013	536	595,630
Houghton Mifflin Co.	8.25%	2/1/2011	825	858,000
Total				2,338,755

Restaurants 0.92%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	1,000	1,037,500
Landry’s Restaurants, Inc.	7.50%	12/15/2014	1,100	1,067,000
Total				2,104,500

Software/Services 1.13%
Electronic Data Systems Corp.	6.50%	8/1/2013	500	509,205
SERENA Software, Inc.+	10.375%	3/15/2016	275	289,438
SunGard Data Systems, Inc.+	9.125%	8/15/2013	1,100	1,168,750
SunGard Data Systems, Inc.+	10.25%	8/15/2015	600	634,500
Total				2,601,893

Steel Producers/Products 0.61%
AK Steel Holding Corp.	7.75%	6/15/2012	750	762,187
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	646,875
Total				1,409,062

Support: Services 2.39%
Hertz Corp. (The)+	8.875%	1/1/2014	1,350	1,407,375
Iron Mountain Inc.	7.75%	1/15/2015	1,350	1,366,875
Iron Mountain, Inc.	8.625%	4/1/2013	500	522,500
United Rentals (North America), Inc.	7.75%	11/15/2013	750	753,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Williams Scotsman, Inc.	8.50%	10/1/2015	$1,400	$1,436,750
Total				5,487,250

Telecom: Fixed Line 0.18%
Level 3 Financing, Inc.	10.75%	10/15/2011	420	423,150

Telecom: Integrated/Services 3.02%
Cincinnati Bell Inc.	8.375%	1/15/2014	1,750	1,787,188
Intelsat, Ltd.(a)	8.25%	1/15/2013	1,350	1,380,375
Qwest Capital Funding, Inc.	7.90%	8/15/2010	2,250	2,351,250
Qwest Corp.	7.875%	9/1/2011	375	402,187
Syniverse Technologies Inc.	7.75%	8/15/2013	1,000	1,006,250
Total				6,927,250

Telecom: Wireless 2.25%
Airgate PCS, Inc.	8.35%#	10/15/2011	255	264,881
Airgate PCS, Inc.	9.375%	9/1/2009	275	289,781
Airgate PCS, Inc.+	9.375%	9/1/2009	325	342,469
Centennial Communications Corp.	10.125%	6/15/2013	350	384,125
Nextel Communications, Inc.	7.375%	8/1/2015	1,200	1,259,406
Nextel Partners, Inc.	8.125%	7/1/2011	1,000	1,062,500
Rural Cellular Corp.	9.875%	2/1/2010	510	546,975
UbiquiTel Operating Co.	9.875%	3/1/2011	680	746,300
Wind Acquisition Finance S.A.+(a)	10.75%	12/1/2015	250	271,250
Total				5,167,687

Telecommunications Equipment 0.30%
Lucent Technologies Inc.	6.45%	3/15/2029	750	680,625

Theaters & Entertainment 0.55%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	560,937
AMC Entertainment, Inc.+	11.00%	2/1/2016	250	259,375
Cinemark, Inc.	9.00%	2/1/2013	420	448,350
Total				1,268,662

Transportation Excluding Air/Rail 0.69%
Briston Group, Inc.	6.125%	6/15/2013	775	732,375
CHC Helicopter Corp. Class A(a)	7.375%	5/1/2014	600	615,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	$250	$241,250
Total				1,588,625
Total High Yield Corporate Notes & Bonds (cost $138,423,112)				138,529,196

U.S. TREASURY OBLIGATIONS 4.05%
U.S. Treasury Note	4.50%	2/15/2016	1,500	1,459,336
U.S. Treasury Note	5.00%	2/15/2011	7,750	7,815,395
Total U.S. Treasury Obligations (cost $9,517,159)				9,274,731
Total Long-Term Investments (cost $213,892,350)				215,424,954

SHORT-TERM INVESTMENTS 4.70%

Government Guaranteed 4.66%
Federal Home Loan Bank	4.60%	4/3/2006	10,686	10,686,000

Repurchase Agreement 0.04%

Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Home Loan Mortgage Corp. at 2.75% due 12/28/2006; value: $109,313; proceeds: $103,506			103	103,471
Total Short-Term Investments (cost $10,789,471)				10,789,471

Total Investments in Securities 98.65% (cost $224,681,821)				226,214,425

Other Assets in Excess of Liabilities 1.35%				3,086,873

Net Assets 100.00%				$229,301,298

*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at March 31, 2006.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.
(c)	Securities purchased on a when-issued basis.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.74%

Aerospace 1.02%
Boeing Co. (The)	84,600	$6,593
Lockheed Martin Corp.	46,800	3,516
Northrop Grumman Corp.	110,618	7,554
Total		17,663

Agriculture, Fishing & Ranching 0.95%
Monsanto Co.	193,498	16,399

Automobiles 0.50%
Honda Motor Co. Ltd. ADR	279,190	8,644

Banks 0.63%
Mitsubishi UFJ Financial Group, Inc. ADR	721,915	10,980

Banks: New York City 3.61%
Bank of New York Co., Inc. (The)	868,498	31,301
JPMorgan Chase & Co.	751,251	31,282
Total		62,583

Banks: Outside New York City 2.36%
Bank of America Corp.	550,953	25,090
Marshall & Ilsley Corp.	143,675	6,261
PNC Financial Services Group, Inc. (The)	117,276	7,894
SunTrust Banks, Inc.	23,000	1,674
Total		40,919

Beverage: Soft Drinks 2.27%
Coca-Cola Co. (The)	322,400	13,499
Coca-Cola Enterprises Inc.	144,600	2,941
PepsiCo, Inc.	395,805	22,874
Total		39,314

Biotechnology Research & Production 1.47%
Baxter Int’l., Inc.	657,114	25,503

Chemicals 1.01%
Praxair, Inc.	316,963	17,481

Communications Technology 1.20%
Motorola, Inc.	908,417	20,812

Computer Services, Software & Systems 1.96%
Microsoft Corp.	1,251,400	$34,051

Computer Technology 2.77%
Electronic Data Systems Corp.	504,151	13,526
Hewlett-Packard Co.	709,505	23,343
Sun Microsystems, Inc.*	2,164,800	11,105
Total		47,974

Consumer Products 1.19%
Kimberly-Clark Corp.	358,645	20,730

Diversified Financial Services 1.97%
Citigroup, Inc.	560,475	26,471
Morgan Stanley	122,003	7,664
Total		34,135

Diversified Production 0.09%
Dover Corp.	30,600	1,486

Drug & Grocery Store Chains 1.73%
Kroger Co. (The)*	1,390,777	28,316
Safeway Inc.	66,400	1,668
Total		29,984

Drugs & Pharmaceuticals 13.48%
Abbott Laboratories	40,500	1,720
AstraZeneca plc ADR	100,400	5,043
Eli Lilly & Co.	87,000	4,811
GlaxoSmithKline plc ADR	465,559	24,354
Johnson & Johnson	235,500	13,946
MedImmune, Inc.*	329,396	12,049
Merck & Co., Inc.	285,087	10,044
Novartis AG ADR	690,157	38,262
Pfizer, Inc.	1,627,124	40,548
Sanofi-Aventis ADR	217,900	10,339
Schering-Plough Corp.	525,033	9,970
Teva Pharmaceutical Industries Ltd. ADR	435,617	17,939
Wyeth	923,428	44,805
Total		233,830

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electrical Equipment & Components 2.06%
Emerson Electric Co.	427,033	$35,713

Electronics: Medical Systems 0.94%
Medtronic, Inc.	321,078	16,295

Electronics: Technology 2.23%
General Dynamics Corp.	221,408	14,166
Raytheon Co.	536,680	24,601
Total		38,767

Engineering & Contracting Services 1.08%
Fluor Corp.	217,736	18,682

Exchange Traded Fund 1.40%
iShares MSCI Japan Index Fund	1,691,900	24,363

Financial Data Processing Services & Systems 1.72%
Automatic Data Processing, Inc.	654,807	29,912

Financial: Miscellaneous 0.92%
Federal Home Loan Mortgage Corp.	128,597	7,845
Federal National Mortgage Assoc.	157,458	8,093
Total		15,938

Foods 3.76%
Campbell Soup Co.	784,703	25,424
General Mills, Inc.	94,400	4,784
Kraft Foods, Inc. Class A	1,157,363	35,080
Total		65,288

Gold 3.24%
Barrick Gold Corp.(a)	780,113	21,250
Newmont Mining Corp.	674,678	35,009
Total		56,259

Identification Control & Filter Devices 1.96%
Pall Corp.	223,985	6,986
Parker Hannifin Corp.	336,002	27,085
Total		34,071

Insurance: Multi-Line 2.61%
Aflac, Inc.	382,551	$17,265
American Int’l. Group, Inc.	347,311	22,954
Hartford Financial Services Group, Inc. (The)	63,442	5,110
Total		45,329

Insurance: Property-Casualty 1.29%
ACE Ltd.(a)	194,400	10,111
XL Capital Ltd. Class A(a)	190,200	12,193
Total		22,304

Machinery: Agricultural 0.85%
Deere & Co.	185,659	14,676

Machinery: Construction & Handling 1.42%
Caterpillar Inc.	343,666	24,679

Machinery: Oil Well Equipment & Services 3.32%
Baker Hughes, Inc.	245,641	16,802
Schlumberger Ltd.(a)	321,810	40,731
Total		57,533

Medical & Dental Instruments &
Supplies 0.58%
Boston Scientific Corp.*	440,157	10,146

Miscellaneous: Consumer Staples 1.42%
Diageo plc ADR	388,826	24,663

Multi-Sector Companies 2.78%
Eaton Corp.	115,632	8,438
General Electric Co.	856,200	29,778
Honeywell Int’l., Inc.	235,491	10,072
Total		48,288

Oil: Integrated International 4.21%
Exxon Mobil Corp.	1,199,671	73,012

Paper 1.95%
International Paper Co.	979,784	33,871

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Publishing: Newspapers 0.68%
Tribune Co.	429,715	$11,787

Railroads 1.21%
Union Pacific Corp.	225,647	21,064

Recreational Vehicles & Boats 0.01%
Harley-Davidson, Inc.	2,500	130

Retail 1.35%
Federated Department Stores, Inc.	35,300	2,577
Wal-Mart Stores, Inc.	440,200	20,795
Total		23,372

Services: Commercial 1.86%
IAC/InterActiveCorp*	296,995	8,752
Waste Management, Inc.	665,661	23,498
Total		32,250

Soaps & Household Chemicals 4.06%
Clorox Co. (The)	267,366	16,002
Procter & Gamble Co. (The)	945,214	54,463
Total		70,465

Utilities: Cable TV & Radio 1.21%
Comcast Corp. Special Class A*	803,953	20,999

Utilities: Electrical 2.45%
Ameren Corp.	77,790	3,876
Dominion Resources, Inc.	62,370	4,305
Exelon Corp.	39,200	2,074
PG&E Corp.	344,500	13,401
PPL Corp.	11,600	341
Progress Energy, Inc.	192,638	8,472
Southern Co.	305,200	10,001
Total		42,470

Utilities: Gas Pipelines 0.61%
El Paso Corp.	872,221	10,510

Utilities: Telecommunications 4.35%
AT&T Inc.	1,247,510	$33,733
BellSouth Corp.	483,067	16,738
Sprint Nextel Corp.	285,000	7,364
Verizon Communications, Inc.	515,137	17,546
Total		75,381

Total Common Stocks
(cost $1,449,931,986)		1,660,705

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 5.16%

Repurchase Agreement 5.16%
Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $42,765,000 of Federal Home Loan Bank at 4.00% due 6/13/2008 and $47,175,000 of Federal National Mortgage Assoc. at 6.00% due 5/15/2008; value: $91,321,698; proceeds: $89,557,497 (cost $89,526,909)	$89,527	89,527

Total Investments in Securities 100.90% (cost $1,539,458,895)		1,750,232
Liabilities in Excess of Other Assets (0.90%)		(15,690)
Net Assets 100.00%		$1,734,542

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.91%

Advertising Agency 0.20%
Lamar Advertising Co.*	2,500	$132

Aerospace 0.81%
Rockwell Collins, Inc.	9,400	530

Agriculture, Fishing & Ranching 1.78%
Monsanto Co.	13,700	1,161

Banks 0.54%
Lazard Ltd. Class A(a)	7,900	350

Banks: Outside New York City 1.38%
SVB Financial Group*	17,000	902

Biotechnology Research & Production 2.59%
Cephalon, Inc.*	1,886	114
Genzyme Corp.*	17,049	1,146
OSI Pharmaceuticals, Inc.*	6,300	202
PDL BioPharma, Inc.*	7,000	229
Total		1,691

Casinos & Gambling 0.77%
Scientific Games Corp. Class A*	14,300	502

Chemicals 0.91%
Ecolab, Inc.	15,600	596

Communications Technology 4.43%
ADC Telecommunications, Inc.*	20,300	519
ADTRAN, Inc.	8,900	233
Comverse Technology, Inc.*	28,500	671
Harris Corp.	18,700	884
Tibco Software, Inc.*	69,100	578
Total		2,885

Computer Services, Software & Systems 6.80%
Autodesk, Inc.*	9,300	$358
CACI Int’l. Inc. Class A*	7,600	500
Citrix Systems, Inc.*	22,500	853
Equinix, Inc.*	6,200	398
Hyperion Solutions Corp.*	15,100	492
Informatica Corp.*	44,656	694
Openwave Systems Inc.*	16,700	360
Red Hat, Inc.*	14,100	395
Websense, Inc.*	13,800	381
Total		4,431

Computer Technology 2.02%
Network Appliance, Inc.*	18,500	667
NVIDIA Corp.*	11,300	647
Total		1,314

Consumer Products 0.25%
Tim Hortons, Inc.*(a)	6,100	162

Diversified Financial Services 0.73%
CIT Group, Inc.	8,910	477

Diversified Manufacturing 0.57%
Hexcel Corp.*	16,900	371

Diversified Production 2.79%
Danaher Corp.	6,436	409
Dover Corp.	29,000	1,408
Total		1,817

Drug & Grocery Store Chains 1.05%
Safeway Inc.	27,300	686

Drugs & Pharmaceuticals 0.98%
Barr Pharmaceuticals, Inc.*	10,200	642

Education Services 0.80%
ITT Educational Services, Inc.*	8,100	519

Electronics: Semi-Conductors/Components 6.10%
Analog Devices, Inc.	21,200	812
Broadcom Corp. Class A*	18,800	812
Intersil Corp.	24,700	714
Microchip Technology Inc.	22,700	824
National Semiconductor Corp.	29,100	810
Total		3,972

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Engineering & Contracting Services 0.92%
Jacobs Engineering Group Inc.*	6,956	$603

Financial Data Processing Services & Systems 1.70%
Alliance Data Systems Corp.*	23,630	1,105

Financial: Miscellaneous 1.43%
Arch Capital Group Ltd.*(a)	16,100	930

Health & Personal Care 1.22%
Lincare Holdings, Inc.*	10,100	394
Omnicare, Inc.	7,318	402
Total		796

Healthcare Facilities 0.88%
DaVita Inc.*	9,500	572

Healthcare Management Services 4.71%
Caremark Rx, Inc.*	10,942	538
Community Health Systems, Inc.*	26,400	954
Sierra Health Services, Inc.*	12,000	489
UnitedHealth Group Inc.	19,490	1,089
Total		3,070

Hotel/Motel 2.92%
Hilton Hotels Corp.	38,600	983
Starwood Hotels & Resorts Worldwide, Inc.	13,600	921
Total		1,904

Insurance: Life 0.24%
Universal American Financial Corp.*	10,100	155

Insurance: Property-Casualty 7.66%
ACE Ltd.(a)	21,800	1,134
AXIS Capital Holdings Ltd.(a)	48,200	1,441
HCC Insurance Holdings, Inc.	69,500	2,419
Total		4,994

Leisure Time 0.56%
Penn National Gaming, Inc.*	8,700	367

Machinery: Oil Well Equipment & Services 4.40%
Cooper Cameron Corp.*	5,700	$251
Halliburton Co.	8,900	650
SEACOR Holdings Inc.*	7,500	594
Weatherford Int’l., Ltd.*	29,940	1,370
Total		2,865

Manufacturing 0.96%
Ingersoll-Rand Co., Ltd. Class A(a)	14,938	624

Medical & Dental Instruments & Supplies 3.87%
Cytyc Corp.*	20,000	563
Fisher Scientific Int’l., Inc.*	14,870	1,012
Henry Schein, Inc.*	8,000	383
Sybron Dental Specialties, Inc.*	13,700	565
Total		2,523

Medical Services 1.14%
Covance Inc.*	12,600	740

Metal Fabricating 0.54%
Timken Co. (The)	10,900	352

Miscellaneous: Producer Durables 1.08%
BE Aerospace, Inc.*	27,900	701

Multi-Sector Companies 1.58%
ITT Industries, Inc.	18,360	1,032

Office Furniture & Business Equipment 0.77%
Knoll, Inc.	23,500	501

Oil: Crude Producers 1.46%
Western Refining Co., L.P.	14,300	309
XTO Energy Inc.	14,716	641
Total		950

Production Technology Equipment 0.50%
ATMI, Inc.*	10,800	326

Radio & TV Broadcasters 3.15%
Rogers Communications, Inc. Class B(a)	16,700	637

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Univision Communications Inc. Class A*	41,034	$1,415
Total		2,052

Rental & Leasing Services: Commercial 1.27%
United Rentals, Inc.*	23,927	825

Restaurants 1.72%
Cheesecake Factory, Inc. (The)*	19,200	719
Texas Roadhouse, Inc. Class A*	23,400	400
Total		1,119

Retail 6.41%
Advance Auto Parts, Inc.	10,522	438
Bed Bath & Beyond, Inc.*	8,700	334
Hibbett Sporting Goods, Inc.*	5,300	175
MSC Industrial Direct Co., Inc. Class A	12,245	661
Nordstrom, Inc.	14,400	564
O’Reilly Automotive, Inc.*	19,000	695
Too, Inc.*	30,800	1,058
Tractor Supply Co.*	3,800	252
Total		4,177

Services: Commercial 3.90%
FTI Consulting, Inc.*	18,600	531
IAC/InterActiveCorp*	10,542	311
Iron Mountain Inc.*	13,157	536
Labor Ready, Inc.*	16,600	397
Monster Worldwide, Inc.*	6,900	344
Robert Half Int’l., Inc.	10,929	422
Total		2,541

Steel 1.06%
Nucor Corp.	6,600	692

Telecommunications Equipment 0.85%
Powerwave Technologies, Inc.*	40,900	552

Transportation: Miscellaneous 0.84%
Tidewater Inc.	9,900	547

Truckers 2.67%
Heartland Express, Inc.	22,000	$479
Knight Transportation, Inc.	15,200	300
Landstar System, Inc.	21,800	962
Total		1,741

Total Common Stocks (cost $55,730,961)		62,496

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 6.06%

Repurchase Agreement 6.06%
Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $4,145,000 of Federal Home Loan Bank at 3.375% due 2/15/2008; value: $4,031,013; proceeds: $3,953,019 (cost $3,951,669)	$3,951	3,951

Total Investments in Securities 101.97% (cost $59,682,629)		66,447
Liabilities in Excess of Other Assets (1.97%)		(1,285)
Net Assets 100.00%		$65,162

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2006

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 96.70%

Australia 1.88%
Downer EDi Ltd.	28,293	$180
Newcrest Mining Ltd.	8,073	135
Total		315

Austria 2.17%
Telekom Austria AG	6,178	146
Wienerberger AG	4,360	219
Total		365

Brazil 1.58%
Unibanco - Uniao de Bancos
Brasileiros S.A. ADR	3,600	266

Canada 2.27%
Addax Petroleum Corp.*	4,313	104
Alcan Inc.	3,588	164
OPTI Canada Inc.*	2,986	113
Total		381

China 1.73%
Beauty China Holdings Ltd.	155,234	82
Celestial NutriFoods Ltd.	104,705	80
Suntech Power Holdings Co., Ltd. ADR*	3,500	129
Total		291

Denmark 1.94%
GN Store Nord A/S	12,000	166
Topdanmark AS*	1,272	159
Total		325

Finland 1.00%
KCI Konecranes plc	9,766	168

France 4.56%
Casino Guichard-Perrachon S.A.	1,866	$130
IPSOS S.A.	1,094	157
Neopost S.A.	2,798	304
Vallourec S.A.	180	174
Total		765

Germany 11.50%
AWD Holding AG	5,751	197
Fresenius Medical Care AG & Co. KGaA ADR	5,300	211
Hannover Rüeckversicherung AG	4,423	164
Hypo Real Estate Holding AG	3,631	249
IVG Immobilien AG	7,565	227
PATRIZIA Immobilien AG*	3,093	88
Puma AG Rudolf Dassler Sport	414	157
Rheinmetall AG	3,101	240
Techem AG	3,703	163
Vivacon AG*	5,427	235
Total		1,931

Greece 1.69%
Piraeus Bank S.A.	9,372	284

Hong Kong 2.53%
AAC Acoustic Technology Holdings, Inc.*	163,428	153
Sinolink Worldwide Holdings Ltd.	734,000	272
Total		425

Ireland 4.45%
DEPFA BANK plc	10,580	188
FBD Holdings plc	2,915	139
Grafton Group plc*	15,570	205
Irish Life & Permanent plc	9,004	216
Total		748

Italy 4.36%
Davide Campari-Milano S.p.A.	23,575	208
Hera S.p.A.	55,872	169

See Notes to Schedules of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Milano Assicurazioni S.p.A.	29,751	$217
Societa Iniziative Autostradali e Servizi S.p.A.	11,077	138
Total		732

Japan 17.35%
AVEX GROUP HOLDING INC.	2,900	83
Diamond City Co., Ltd.	1,950	90
Don Quijote Co., Ltd.	1,600	121
Jupiter Telecommunications Co., Ltd.*	230	163
K.K. daVinci Advisors*	244	332
Meisei Industrial Co., Ltd.*	14,000	102
Misumi Group Inc.	7,400	164
Mitsui Mining & Smelting Co., Ltd.	22,800	160
Nabtesco Corp.	14,912	185
NGK INSOLATORS, Ltd.	11,000	162
Nitori Co., Ltd.	3,350	174
Ryowa Life Create Co., Ltd.	6,200	59
Shinko Electric Industries Co., Ltd.	4,200	127
Sumitomo Rubber Industries Ltd.	12,400	162
Thk Co., Ltd.	7,200	231
Tokuyama Corp.	13,100	222
Yamada Denki Co., Ltd.	1,700	196
ZEON Corp.	14,000	180
Total		2,913

Lebanon 0.94%
Investcom LLC Registered Shares GDR*	10,219	158

Luxembourg 1.79%
Gemplus Int’l. S.A.*	56,383	174
Millicom Int’l. Cellular S.A.*	2,700	127
Total		301

Netherlands 2.00%
Aalberts Industries N.V.	2,804	207
LMA Int’l. N.V.*	227,066	129
Total		336

Norway 2.45%
Det Norske Oljeselskap A.S.	10,701	$79
Petroleum Geo-Services A.S., Inc.*	4,600	214
Songa Offshore ASA*	13,586	119
Total		412

Singapore 1.25%
Keppel Corp. Ltd.	19,000	162
Pearl Energy Ltd.*	38,896	48
Total		210

South Korea 0.01%
Hana Financial Holdings	40	2

Spain 5.02%
ACS, Actividades de Construccion y Servicios, S.A.	4,845	188
Corporacion Mapfre S.A.	5,061	103
Enagas, S.A.	9,233	183
Prosegur Compania de Seguridad, S.A.	9,954	252
Tubacex, S.A.	22,068	117
Total		843

Sweden 2.37%
Getinge AB Class B	10,200	165
KappAhl Holding AB	29,226	233
Total		398

Switzerland 1.49%
Geberit AG	192	184
Nobel Biocare Holding AB	298	66
Total		250

Taiwan 0.79%
Yuanta Core Pacific Securities Co., Ltd.	221,000	133

Thailand 2.00%
Charoen Pokphand Foods Public Co., Ltd.	488,511	69

See Notes to Schedules of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)
Siam Cement Public Co. Ltd. (The)	10,000	$66
TMB Bank Public Co. Ltd.*	1,854,901	201
Total		336

Turkey 1.08%
Turkiye Is Bankasi A.S. (Isbank) GDR	12,243	102
Turkiye Vakiflar Bankasi T A O*	14,550	79
Total		181

United Kingdom 15.49%
AWG plc	8,312	165
Balfour Beatty plc	30,774	199
CSR plc*	11,216	234
Intertek Group plc	17,249	246
Kensington Group plc	8,670	179
Man Group plc	4,978	213
Michael Page Int’l. plc	36,409	216
Northgate plc	3,773	74
Northgate Information Solutions plc*	70,199	98
Peter Hambro Mining plc*	8,204	194
Punch Taverns plc	14,145	207
RHM plc	40,963	193
Slough Estates plc	14,208	165
Tullow Oil plc	36,967	218
Total		2,601

United States 1.01%
Las Vegas Sands Corp.*	2,974	169

Total Common Stocks
(cost $13,056,791)		16,239

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 6.26%

Repurchase Agreement 6.26%
Repurchase Agreement dated 3/31/2006,
4.10% due 4/3/2006 with State Street
Bank & Trust Co. collateralized by
$1,105,000 of Federal Home Loan Bank
at 3.375% due 2/15/2008; value: $1,074,613;
proceeds: $1,051,406 (cost $1,051,047)	$1,051	1,051

Total Investments in Securities 102.96%
(cost $14,107,838)		17,290
Liabilities in Excess of Foreign Cash and
Other Assets (2.96%)		(497)
Net Assets 100.00%		$16,793

*	Non-income producing security.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedules of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.39%

Aerospace 1.92%
Boeing Co. (The)	282	$22
Lockheed Martin Corp.	1,093	82
Northrop Grumman Corp.	544	37
Total		141

Agriculture, Fishing & Ranching 1.92%
Monsanto Co.	1,663	141

Banks: New York City 1.36%
Bank of New York Co., Inc. (The)	1,358	49
JPMorgan Chase & Co.	1,225	51
Total		100

Banks: Outside New York City 1.92%
Bank of America Corp.	1,401	64
SunTrust Banks, Inc.	219	16
Wachovia Corp.	800	45
Wells Fargo & Co.	254	16
Total		141

Beverage: Soft Drinks 2.43%
Coca-Cola Co. (The)	1,183	49
PepsiCo, Inc.	2,243	130
Total		179

Biotechnology Research & Production 3.40%
Amgen Inc.*	812	59
Baxter Int’l., Inc.	1,387	54
Genzyme Corp.*	1,179	79
ImClone Systems, Inc.*	1,700	58
Total		250

Chemicals 0.84%
Praxair, Inc.	1,116	62

Communications Technology 4.34%
Corning, Inc.*	3,695	99
Motorola, Inc.	3,958	91
QUALCOMM, Inc.	2,546	129
Total		319

Computer Services, Software & Systems 2.35%
Microsoft Corp.	5,466	$149
Oracle Corp.*	1,754	24
Total		173

Computer Technology 1.59%
Dell, Inc.*	548	16
Hewlett-Packard Co.	1,624	54
Int’l. Business Machines Corp.	569	47
Total		117

Consumer Electronics 0.10%
Activision, Inc.*	529	7

Consumer Products 0.50%
Kimberly-Clark Corp.	646	37

Diversified Financial Services 1.59%
American Express Co.	447	24
Citigroup, Inc.	1,337	63
Marsh & McLennan Cos., Inc.	1,034	30
Total		117

Drug & Grocery Store Chains 2.71%
CVS Corp.	2,660	79
Kroger Co. (The)*	4,706	96
Walgreen Co.	562	24
Total		199

Drugs & Pharmaceuticals 12.04%
Abbott Laboratories	2,327	99
Bristol-Myers Squibb Co.	2,546	63
Gilead Sciences, Inc.*	1,133	70
GlaxoSmithKline plc ADR	1,807	94
Johnson & Johnson	1,954	116
Kos Pharmaceuticals, Inc.*	210	10
MedImmune, Inc.*	1,001	37
Novartis AG ADR	2,624	145
Pfizer, Inc.	3,895	97
Wyeth	3,171	154
Total		885

Electrical Equipment & Components 1.56%
Emerson Electric Co.	1,374	115

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electronics: Medical Systems 1.51%
Medtronic, Inc.	2,184	$111

Electronics: Semi-Conductors/Components 1.52%
Advanced Micro Devices, Inc.*	943	31
Intel Corp.	2,130	41
Texas Instruments Inc.	1,213	40
Total		112

Electronics: Technology 2.09%
General Dynamics Corp.	1,388	89
Raytheon Co.	1,413	65
Total		154

Energy: Miscellaneous 0.42%
Valero Energy Corp.	514	31

Engineering & Contracting Services 0.65%
Fluor Corp.	565	48

Entertainment 0.74%
Walt Disney Co. (The)	1,965	55

Exchange Traded Fund 1.29%
iShares MSCI Japan Index Fund	6,592	95

Fertilizers 0.19%
Potash Corp. of Saskatchewan Inc.(a)	156	14

Financial Data Processing Services & Systems 1.34%
Automatic Data Processing, Inc.	2,152	98

Foods 3.10%
Campbell Soup Co.	2,677	87
H.J. Heinz Co.	841	32
Kraft Foods, Inc. Class A	3,604	109
Total		228

Gold 2.03%
Barrick Gold Corp.(a)	1,537	42
Newmont Mining Corp.	2,075	107
Total		149

Health & Personal Care 2.21%
Medco Health Solutions, Inc.*	1,703	$98
WellPoint, Inc.*	844	65
Total		163

Healthcare Management Services 1.46%
Caremark Rx, Inc.*	709	35
UnitedHealth Group Inc.	1,302	73
Total		108

Identification Control & Filter Devices 1.09%
Parker Hannifin Corp.	988	80

Insurance: Multi-Line 4.29%
Aflac Inc.	1,428	65
American Int’l. Group, Inc.	1,912	126
CIGNA Corp.	362	47
Hartford Financial Services Group, Inc. (The)	958	77
Total		315

Insurance: Property-Casualty 0.57%
XL Capital Ltd. Class A(a)	655	42

Machinery: Agricultural 0.30%
Deere & Co.	285	22

Machinery: Construction & Handling 0.57%
Caterpillar Inc.	591	42

Machinery: Oil Well Equipment & Services 2.89%
Baker Hughes, Inc.	1,173	80
Schlumberger Ltd.(a)	1,043	132
Total		212

Medical & Dental Instruments & Supplies 2.22%
St. Jude Medical, Inc.*	1,678	69
Zimmer Holdings, Inc.*	1,396	94
Total		163

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Miscellaneous: Consumer Staples 1.40%
Diageo plc ADR	1,625	$103

Multi-Sector Companies 3.62%
General Electric Co.	6,519	227
Honeywell Int’l., Inc.	920	39
Total		266

Oil: Crude Producers 0.57%
XTO Energy, Inc.	955	42

Oil: Integrated Domestic 0.45%
ConocoPhillips	521	33

Oil: Integrated International 2.96%
Chevron Corp.	1,217	71
Exxon Mobil Corp.	2,424	147
Total		218

Railroads 0.72%
Union Pacific Corp.	565	53

Retail 1.67%
Wal-Mart Stores, Inc.	2,594	123

Shoes 1.12%
NIKE, Inc. Class B	965	82

Soaps & Household Chemicals 4.98%
Clorox Co. (The)	714	43
Colgate-Palmolive Co.	1,832	104
Procter & Gamble Co. (The)	3,803	219
Total		366

Transportation: Miscellaneous 0.45%
United Parcel Service, Inc. Class B	416	33

Utilities: Cable TV & Radio 0.82%
Comcast Corp. Special Class A*	2,306	60

Utilities: Electrical 2.55%
Dominion Resources, Inc.	72	$5
PG&E Corp.	1,897	74
Progress Energy, Inc.	1,105	49
Southern Co.	1,838	60
Total		188

Utilities: Telecommunications 3.03%
AT&T Inc.	3,213	87
BellSouth Corp.	1,466	51
Sprint Nextel Corp.	1,409	36
Verizon Communications, Inc.	1,428	49
Total		223

Total Common Stocks
(cost $6,698,069)		7,015

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 4.73%

Repurchase Agreement 4.73%
Repurchase Agreement dated 3/31/2006,
4.10% due 4/3/2006 with State Street
Bank & Trust Co. collateralized by
$355,000 of Federal Home Loan Mortgage Corp.
at 5.30% due 11/17/2010; value: $359,984;
proceeds: $348,144 (cost $348,025)	$348	348

Total Investments in Securities 100.12%
(cost $7,046,094)		7,363
Liabilities in Excess of Other Assets (0.12%)		(9)
Net Assets 100.00%		$7,354

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 96.11%

Advertising Agency 3.88%
Interpublic Group of Cos., (The)*	2,616,600	$25,015
R.H. Donnelley Corp.*	410,800	23,921
Total		48,936

Agriculture, Fishing & Ranching 1.44%
Monsanto Co.	215,300	18,247

Auto Parts: After Market 1.91%
Genuine Parts Co.	550,600	24,133

Chemicals 3.70%
Chemtura Corp.	1,470,200	17,319
Eastman Chemical Co.	574,200	29,387
Total		46,706

Communications Technology 7.33%
ADC Telecommunications, Inc.*	703,631	18,006
Avaya Inc.*	1,592,800	17,999
JDS Uniphase Corp.*	3,760,248	15,680
McAfee, Inc.*	901,500	21,934
Tellabs, Inc.*	1,195,123	19,002
Total		92,621

Computer Services, Software & Systems 3.09%
Cadence Design Systems, Inc.*	1,407,100	26,017
Sybase, Inc.*	616,200	13,014
Total		39,031

Consumer Products 3.42%
American Greetings Corp.	609,800	13,184
Snap-on Inc.	544,700	20,764
Tupperware Brands Corp.	446,500	9,193
Total		43,141

Containers & Packaging: Paper & Plastic 2.50%
Pactiv Corp.*	1,285,800	31,553

Diversified Manufacturing 1.97%
Ball Corp.	568,900	24,935

Drug & Grocery Store Chains 2.06%
Kroger Co. (The)*	629,200	$12,811
Safeway Inc.	527,600	13,253
Total		26,064

Drugs & Pharmaceuticals 3.89%
King Pharmaceuticals, Inc.*	1,382,800	23,853
Mylan Laboratories Inc.	1,082,050	25,320
Total		49,173

Energy: Miscellaneous 2.21%
GlobalSantaFe Corp.(a)	458,610	27,861

Fertilizers 2.43%
Mosaic Co. (The)*	1,346,700	19,325
Potash Corp. of Saskatchewan Inc.(a)	128,400	11,311
Total		30,636

Healthcare Management Services 1.14%
Aetna, Inc.	294,000	14,447

Household Furnishings 1.17%
Newell Rubbermaid, Inc.	584,800	14,731

Identification Control & Filter Devices 1.70%
Hubbell, Inc. Class B	420,000	21,529

Insurance: Life 1.53%
Conseco, Inc.*	779,500	19,347

Insurance: Multi-Line 2.38%
Genworth Financial, Inc. Class A	443,800	14,836
Safeco Corp.	302,679	15,198
Total		30,034

Insurance: Property-Casualty 6.11%
ACE Ltd.(a)	223,400	11,619
Everest Re Group, Ltd.(a)	147,700	13,791
PartnerRe Ltd.(a)	344,000	21,359
PMI Group, Inc.	209,200	9,606

See Notes to Schedules of Investments.

1

		Value
Investments	Shares	(000)
XL Capital Ltd. Class A(a)	324,100	$20,778
Total		77,153

Machinery: Agricultural 0.49%
CNH Global N.V.(a)	240,240	6,193

Machinery: Engines 1.58%
Cummins, Inc.	189,500	19,916

Machinery: Oil Well Equipment & Services 1.96%
Halliburton Co.	339,205	24,769

Medical & Dental Instruments & Supplies 1.80%
Bausch & Lomb, Inc.	357,300	22,760

Metal Fabricating 1.95%
Timken Co. (The)	763,000	24,622

Miscellaneous: Equipment 1.64%
W.W. Grainger, Inc.	274,300	20,669

Oil: Crude Producers 1.77%
EOG Resources, Inc.	310,600	22,363

Paper 3.11%
Bowater, Inc.	567,100	16,775
MeadWestvaco Corp.	824,000	22,503
Total		39,278

Publishing: Miscellaneous 2.14%
R.R. Donnelley & Sons Co.	825,189	27,000

Radio & TV Broadcasters 2.42%
Clear Channel Communications, Inc.	684,300	19,852
Westwood One, Inc.	965,500	10,659
Total		30,511

Real Estate Investment Trusts 1.82%
Host Marriott Corp.	1,074,300	22,990

Restaurants 2.70%
Brinker Int'l., Inc.	540,700	22,845
Outback Steakhouse Inc.	131,800	$5,799
Yum! Brands, Inc.	112,200	5,482
Total		34,126

Retail 4.60%
Federated Department Stores Inc.	277,996	20,294
Foot Locker, Inc.	913,800	21,821
OfficeMax, Inc.	530,300	15,999
Total		58,114

Services: Commercial 2.72%
Allied Waste Industries, Inc.*	351,800	4,306
Sabre Holdings Corp. Class A	1,276,100	30,027
Total		34,333

Utilities: Electrical 7.14%
Ameren Corp.	473,500	23,590
CMS Energy Corp.*	1,493,500	19,341
NiSource, Inc.	954,300	19,296
Northeast Utilities System	1,042,200	20,354
Puget Energy Inc.	356,900	7,559
Total		90,140

Utilities: Gas Distributors 0.45%
Southwest Gas Corp.	204,600	5,719

Utilities: Telecommunications 3.96%
CenturyTel, Inc.	405,100	15,848
PanAmSat Holding Corp.	280,500	6,962
Qwest Communications Int'l. Inc.*	3,990,590	27,136
Total		49,946

Total Common Stocks
(cost $1,024,724,114)		1,213,727

See Notes to Schedules of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.50%

Repurchase Agreement 4.50%
Repurchase Agreement dated 3/31/2006,
4.10% due 4/3/2006 with State Street
Bank & Trust Co. collateralized by
$58,360,000 of Federal Home Loan
Mortgage Corp. at 2.75% due 12/28/2006;
value: $57,995,250; proceeds: $56,876,518
(cost $56,857,092)	$56,857	$56,857

Total Investments in Securities 100.61%
(cost $1,081,581,206)		1,270,584
Liabilities in Excess of
Other Assets (0.61%)		(7,754)
Net Assets 100.00%		$1,262,830

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedules of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond-Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large-Cap Core”), and Mid-Cap Value Portfolio (“Mid-Cap Value”). Each Fund is diversified as defined under the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of America’s Value is to seek current income and capital appreciation. The investment objective of Bond-Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International is long-term capital appreciation. The investment objective of Large-Cap Core is growth of capital and growth of income consistent with reasonable risk. The investment objective of Mid-Cap Value is to seek capital appreciation through investments, primarily equity securities, which are believed to be undervalued in the market place.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)       Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)          When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.     FEDERAL TAX INFORMATION

As of March 31, 2006, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value	America’s Value	Bond-Debenture
Tax cost	$42,744,935	$67,667,969	$226,557,488
Gross unrealized gain	4,464,519	4,881,062	3,807,761
Gross unrealized loss	(293,272)	(884,877)	(4,150,824)
Net unrealized security gain (loss)	$4,171,247	$3,996,185	$(343,063)

	Growth and Income	Growth Opportunities	International
Tax cost	$1,543,270,776	$59,836,553	$14,111,443
Gross unrealized gain	233,224,069	7,211,371	3,283,615
Gross unrealized loss	(26,262,507)	(600,483)	(104,673)
Net unrealized security gain	$206,961,562	$6,610,888	$3,178,942

	Large-Cap Core	Mid-Cap Value
Tax cost	$7,049,292	$1,082,223,785
Gross unrealized gain	388,738	213,142,323
Gross unrealized loss	(75,185)	(24,782,048)
Net unrealized security gain	$313,553	$188,360,275

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.     INVESTMENT RISKS

ALL VALUE

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

AMERICA’S VALUE

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

BOND-DEBENTURE

 The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

GROWTH AND INCOME

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

GROWTH OPPORTUNITIES

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

INTERNATIONAL

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund’s performance.

LARGE-CAP CORE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

MID-CAP VALUE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006